Consolidated Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Non-current assets
Intangible asset	€ 3,689	€ 3,710
Property, plant and equipment	135,918	146,479
Investments in associates	23,560	32,526
Other receivables	27,367	10,870
Deferred tax assets	690,405
Total non-current assets	880,939	193,585
Current assets
Inventories	314,342	301,533
Trade receivables	178,676	141,333
Income tax receivables	1,258	1,781
Other receivables	16,673	14,582
Prepayments	38,571	33,715
Cash and cash equivalents	572,820	616,041
Total current assets	1,122,340	1,108,985
Total assets	2,003,279	1,302,570
Equity
Share capital	8,380	8,322
Distributable equity	479,593	(171,143)
Total equity	487,973	(162,821)
Non-current liabilities
Borrowings	386,106	385,254
Contract liabilities	2,437	1,123
Deferred tax liabilities	0	9,623
Total non-current liabilities	388,543	396,000
Convertible notes, due April 2028
Borrowings	448,176	429,391
Derivative liabilities	290,482	256,231
Convertible notes current	738,658	685,622
Other current liabilities
Borrowings	62,382	57,141
Contract liabilities	5,364	4,944
Trade payables and accrued expenses	78,588	90,657
Other liabilities	57,316	58,204
Income tax payables	7,805	6,427
Provisions	176,650	166,396
Other current liabilities	388,105	383,769
Total current liabilities	1,126,763	1,069,391
Total liabilities	1,515,306	1,465,391
Total equity and liabilities	€ 2,003,279	€ 1,302,570